Derivative Financial Instruments (Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2017	Mar. 31, 2016
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,137,449	¥ 1,216,037
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	961,518	1,066,252
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	167,698	141,517
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	4,177	3,115
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	3,696	4,826
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	360	327
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2	22
Fair value of derivative payables	[2]	5	1
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2	4
Fair value of derivative payables	[2]		1
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		18
Fair value of derivative payables	[2]	5
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	11,441	14,902
Fair value of derivative payables	[2]	11,366	14,480
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,506	11,522
Fair value of derivative payables	[2]	8,473	11,269
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,743	3,126
Fair value of derivative payables	[2]	2,611	2,979
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	134	152
Fair value of derivative payables	[2]	224	140
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	35	43
Fair value of derivative payables	[2]	36	37
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	23	59
Fair value of derivative payables	[2]	¥ 22	¥ 55

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.